Accrued expenses and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

The following is a summary of accrued expenses and other current liabilities as of December 31, 2024 and June 30, 2025:

	December 31, 2024	June 30, 2025
	RMB	RMB
Professional service fees	8,562	9,282
Refund liability	7,792	6,802
Payables to third-party financial institutions	5,000	2,976
Accrued expenses	1,586	541
Payables on behalf of third parties	1,055	1,208
Others	1,253	1,205
Total	25,248	22,014